Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 83,868	$ 104,733	$ 131,060	$ 59,524	$ 77,968
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	156,103	166,031	216,019	201,475	188,477
Amortization of redemption premiums and expense on debt	3,241	3,123	4,147	5,067	5,275
Amortization (deferral) of regulatory assets			6,377	(8,731)	1,123
Amortization of debt premium			200	596	942
Deferred income taxes and investment tax credit adjustments - net	(14,546)	15,680	34,012	31,566	47,455
Loss on early extinguishment of debt	8,875	0	0	21,956	0
Allowance for equity funds used during construction	(19,576)	(20,125)	(27,140)	(14,996)	(7,136)
Change in certain assets and liabilities:
Accounts receivable	2,635	(29,864)	(30,420)	15,542	3,699
Fuel, materials and supplies	(4,626)	31,705	33,434	(18,372)	5,094
Increase (Decrease) in Income Taxes Payable	5,143	12,163
Income taxes receivable or payable			(1,603)	0	590
Financial transmission rights	(788)	(3,279)	(243)	2,086	(1,947)
Accounts payable and accrued expenses	(10,864)	(1,306)	13,668	(716)	(24,322)
Accrued real estate and personal property taxes	3,020	4,456	1,218	(1,465)	(47)
Accrued interest	2,951	11,354	850	965	1,034
Pension and other postretirement benefit expenses	(15,828)	(23,573)	(16,595)	(15,730)	2,785
Short-term and long-term regulatory assets and liabilities	21,183	(26,623)	(38,026)	(22,980)	(44,252)
Prepaids and other current assets	156	(2,802)	(1,779)	(4,949)	1,725
Other - net	(4,841)	7,395	3,559	6,654	809
Net cash provided by operating activities			324,591	252,425	253,997
Net Cash Provided by (Used in) Operating Activities	216,106	249,068
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures - utility	(163,714)	(516,895)	(592,243)	(672,849)	(381,626)
Project development costs	(1,315)	(852)	(1,356)	(8,980)	(9,657)
Cost of removal, net of salvage	(7,523)	(10,881)	(13,403)	(12,064)	(6,036)
Other	(2,957)	(1,525)	(1,686)	(1,224)	(39)
Net cash used in investing activities			(608,688)	(695,117)	(397,358)
Net Cash Provided by (Used in) Investing Activities	(175,509)	(530,153)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term debt borrowings	126,500	248,000	298,000	388,850	105,000
Short-term debt repayments	(80,650)	(389,850)	(414,850)	(272,000)	(105,000)
Long-term borrowings, net of discount	404,633	347,662	387,662	753,350	128,358
Retirement of long-term debt and early tender premium	(408,152)	0	(40,000)	(552,179)	0
Dividends on common stock	(75,476)	(86,443)	(122,959)	(69,487)	(78,400)
Issuance of common stock	0	134,276	134,276	214,366	0
Proceeds from Contributed Capital	0	78,738	78,738	0	106,400
Dividends on preferred stock	(2,410)	(2,410)	(3,213)	(3,213)	(3,213)
Deferred financing costs paid	(3,652)	(3,964)	(4,499)	(8,824)	(1,724)
Payments for financed capital expenditures	(9,788)	(14,990)	(15,473)	(13,215)	0
Other	(228)	(152)	(153)	(368)	(194)
Net cash provided by financing activities			297,529	437,280	151,227
Net Cash Provided by (Used in) Financing Activities	(49,223)	310,867
Net change in cash and cash equivalents	(8,626)	29,782	13,432	(5,412)	7,866
Cash and cash equivalents at beginning of period	34,953	21,521	21,521	26,933	19,067
Cash and cash equivalents at end of period	26,327	51,303	34,953	21,521	26,933
Cash paid during the period for:
Interest (net of amount capitalized)	70,395	54,911	89,098	95,137	103,938
Income taxes	47,100	24,700	28,800	0	0
Non-cash investing activities:
Accruals for capital expenditures	33,184	37,357	36,249	79,553	37,293
Indianapolis Power And Light Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	105,468	121,993	156,445	101,921	109,528
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	156,103	166,031	214,169	199,551	186,614
Amortization of redemption premiums and expense on debt	1,674	1,670	2,200	2,608	2,510
Amortization (deferral) of regulatory assets			6,377	(8,731)	1,123
Amortization of debt premium			103	60	40
Deferred income taxes and investment tax credit adjustments - net	(14,705)	(6,992)	11,165	33,756	67,831
Allowance for equity funds used during construction	(19,576)	(20,125)	(27,140)	(14,996)	(7,136)
Change in certain assets and liabilities:
Accounts receivable	2,635	(29,864)	(30,420)	15,542	3,699
Fuel, materials and supplies	(4,626)	31,705	33,434	(18,372)	5,094
Increase (Decrease) in Income Taxes Payable	7,281	22,791
Income taxes receivable or payable			3,821	(2,544)	1,171
Financial transmission rights	(788)	(3,279)	(243)	2,086	(1,947)
Accounts payable and accrued expenses	(9,339)	(1,108)	13,891	(356)	(23,723)
Accrued real estate and personal property taxes	3,020	4,456	1,218	(1,465)	(47)
Accrued interest	8,154	10,623	1,627	996	1,034
Pension and other postretirement benefit expenses	(15,828)	(23,573)	(16,595)	(15,730)	2,785
Short-term and long-term regulatory assets and liabilities	21,183	(26,623)	(38,026)	(22,980)	(44,252)
Prepaids and other current assets	86	(3,122)	(1,910)	(4,671)	(170)
Other - net	(6,053)	7,736	3,511	5,895	2,385
Net cash provided by operating activities			331,427	269,962	304,029
Net Cash Provided by (Used in) Operating Activities	234,689	252,319
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures - utility	(163,714)	(516,895)	(592,243)	(672,849)	(381,626)
Project development costs	(1,315)	(852)	(1,356)	(8,980)	(9,657)
Cost of removal, net of salvage	(7,523)	(10,881)	(13,403)	(12,064)	(6,036)
Other	(3,402)	(1,542)	(1,703)	(1,224)	(56)
Net cash used in investing activities			(608,705)	(695,117)	(397,375)
Net Cash Provided by (Used in) Investing Activities	(175,954)	(530,170)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short-term debt borrowings	126,500	248,000	298,000	388,850	105,000
Short-term debt repayments	(80,650)	(389,850)	(414,850)	(272,000)	(105,000)
Long-term borrowings, net of discount	0	347,662	387,662	348,638	128,358
Retirement of long-term debt and early tender premium			(40,000)	(131,850)	0
Dividends on common stock	(101,516)	(100,966)	(136,466)	(103,747)	(127,400)
Dividends on preferred stock	(2,410)	(2,410)	(3,213)	(3,213)	(3,213)
Proceeds from Contributions from Parent	0	213,014	213,014	214,364	106,400
Payments for financed capital expenditures	(9,788)	(14,990)	(15,473)	(13,215)	0
Other	(336)	(4,106)	(4,641)	(3,819)	(1,920)
Net cash provided by financing activities			284,033	424,008	102,225
Net Cash Provided by (Used in) Financing Activities	(68,200)	296,354
Net change in cash and cash equivalents	(9,465)	18,503	6,755	(1,147)	8,879
Cash and cash equivalents at beginning of period	26,607	19,852	19,852		20,999
Cash and cash equivalents at end of period	17,142	38,355	26,607	19,852
Cash paid during the period for:
Interest (net of amount capitalized)	38,645	30,162	54,350	53,447	54,938
Income taxes	60,250	47,200	57,900	25,000	0
Non-cash investing activities:
Accruals for capital expenditures	$ 33,184	$ 37,357	$ 36,249	$ 79,553	$ 37,293